Summary of significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 1,117	$ 1,318
Offset by deferred tax liabilities	(1,117)	(1,318)
Net deferred tax asset
Deferred tax liabilities	(1,117)	(1,318)
Offset by deferred tax assets	1,117	1,318
Net deferred tax liability
Patents [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets
Intangibles [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	144	108
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	230	56
Deferred tax liabilities	(351)	(26)
SRED pool [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	219	170
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	58	43
Non-capital losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	466	941
Property plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ (766)	$ (1,292)